Financial debt - Additional information (Details) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 28, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 25, 2017	Aug. 31, 2012
Disclosure of financial debt [Line Items]
Repayments of non-current borrowings		$ 51,000		$ 53,900
Non-current portion of non-current borrowings		1,488,208	$ 1,544,807	1,553,973
Interest expense on borrowings		$ 250,820	$ 185,913	$ 188,597
Notional amount	$ 5,000,000
Debt securities, number					15,000,000	15,000,000
Debt securities, par value					$ 100	$ 100
Debt securities, term	5 years
Pesos denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.77%
Debt instruments issued					$ 1,500,000	$ 1,500,000
Pesos denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		9.24%
Dollar denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		2.37%	2.29%	1.57%
Dollar denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		2.36%	2.26%	1.22%
Long term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.26%	8.46%	7.48%
Long term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.53%	8.42%	7.72%
Unused lines of credit facility [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings		$ 3,325,981	$ 5,723,011	$ 7,031,813